Condensed Financial Information of the Parent Company - Condensed Statements of Comprehensive Income (Detail)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Condensed Statement of Income Captions [Line Items]
General and administrative	¥ (151,075,936)	$ (21,973,084)	¥ (101,276,675)	¥ (34,550,094)
Interest Income	61,465,449	8,939,779	16,164,309	4,099,155
Income from equity method investments	42,684,659	6,208,226	4,855,508	(9,987,809)
Net income before income taxes	396,006,889	57,596,812	468,460,432	186,495,374
Income tax expense	(89,082,554)	(12,956,520)	(119,403,000)	(53,014,312)
Net income	306,924,335	44,640,292	349,057,432	133,481,062
Other comprehensive (loss) income, net of tax	109,851,694		(398,698)
Total comprehensive income, net of tax	416,776,029	60,617,558	348,658,734	133,481,062
Parent Company [Member]
Condensed Statement of Income Captions [Line Items]
General and administrative	(6,896,907)	(1,003,114)
Interest Income	12,949,945	1,883,491
Income from equity method investments	296,639,027	43,144,358	341,009,811	128,905,984
Net income before income taxes	302,692,065	44,024,735	341,009,811	128,905,984
Income tax expense	0	0	0	0
Net income	302,692,065	44,024,735	341,009,811	128,905,984
Other comprehensive (loss) income, net of tax	109,851,694	15,977,266	(398,698)
Total comprehensive income, net of tax	¥ 412,543,759	$ 60,002,001	¥ 340,611,113	¥ 128,905,984